Financial Risk Management_Maximum Exposure To Credit Risk(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 605,066,612		₩ 518,367,988
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		455,572,572		405,523,478
Due from financial institutions at amortised cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	17,216,288
Due from financial institutions
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk				17,219,661
Due from financial institutions
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		381,719
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		48,285,482
Loans
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		954,176
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		78,808
Financial assets held for trading
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[2]			25,242,193
Financial Instruments Indexed To The Price Of Gold				73,855
Financial assets designated at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk				1,982,224
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		2,025,962		3,310,166
Loans at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	319,201,603
Loans
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[3]			290,122,838
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		35,243,634
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	23,661,522
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		389,822
Available-for-sale financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk				38,959,401
Held-to-maturity financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk				18,491,980
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		8,133,556	[1]	10,195,015	[3]
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		149,494,040		112,844,510
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		7,277,136		6,977,468
Financial guarantee contrancts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,626,532		3,683,875
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 138,590,372		₩ 102,183,167

[1]	Due from financial institutions, loans at amortized cost, securities measured at amortized cost and other financial assets are net of allowance.
[2]	Including financial instruments indexed to gold amounting to KRW 73,855 million.
[3]	Loans and other financial assets are net of allowance.